Subsequent Events (Details) - USD ($) $ in Millions	Apr. 30, 2025	Apr. 24, 2025	Apr. 15, 2025	Apr. 14, 2025	Apr. 03, 2025	Mar. 07, 2025	Feb. 13, 2025	Feb. 12, 2025	Jan. 23, 2025	Jan. 07, 2025	Jan. 02, 2025
Related party | Unsecured promissory note
Subsequent Events
Additional advances		$ 4.3			$ 4.3	$ 4.3	$ 4.3			$ 4.3
Subsequent Events
Subsequent Events
Additional advances	$ 0.2
Subsequent Events | Prophase | Prophase April 2025 Loan
Subsequent Events
Face amount of debt	$ 3.6
Debt interest rate	6.00%
Subsequent Events | Related party | Amantes | Amantes January 2025 Loans
Subsequent Events
Face amount of debt									$ 0.3		$ 0.3
Debt interest rate									6.00%		6.00%
Subsequent Events | Related party | Prophase | Prophase February 2025 Loan
Subsequent Events
Face amount of debt								$ 0.2
Debt interest rate								6.00%
Subsequent Events | Related party | Prophase | Prophase March 2025 Loan
Subsequent Events
Face amount of debt						$ 0.2
Debt interest rate						6.00%
Subsequent Events | Related party | Prophase | Prophase April 2025 Loan
Subsequent Events
Face amount of debt			$ 3.6	$ 3.6	$ 3.6
Debt interest rate			6.00%	6.00%	6.00%